Schedule of Investments
(unaudited)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.
(a)
...................... 6,980 $ 417,404
AerSale Corp.
(a)
.................... 3,157 47,387
BWX Technologies, Inc. .............. 8,673 598,437
Curtiss-Wright Corp. ................. 2,640 505,190
Ducommun, Inc.
(a)
.................. 1,042 52,246
Kaman Corp. ..................... 3,169 72,538
Mercury Systems, Inc.
(a)
.............. 12,016 456,368
Moog, Inc., Class A ................. 3,383 356,704
National Presto Industries, Inc. .......... 1,016 79,563
Parsons Corp.
(a)
.................... 3,029 149,693
Spirit AeroSystems Holdings, Inc., Class A .. 21,655 689,062
Triumph Group, Inc.
(a)
................ 7,225 91,396
V2X, Inc.
(a)
....................... 2,324 119,593
Woodward, Inc. .................... 6,308 759,357
4,394,938
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)
...... 7,899 159,244
Forward Air Corp. .................. 1,946 231,262
GXO Logistics, Inc.
(a)
................ 11,640 780,695
Hub Group, Inc., Class A
(a)
............. 6,762 609,459
1,780,660
Automobile Components — 1.0%
Adient plc
(a)
....................... 6,382 271,618
American Axle & Manufacturing Holdings, Inc.
(a)
24,253 229,191
Autoliv, Inc. ....................... 7,544 761,416
Dana, Inc. ........................ 9,106 172,832
Garrett Motion, Inc.
(a)
................ 11,945 92,932
Goodyear Tire & Rubber Co. (The)
(a)
...... 58,414 939,297
LCI Industries ..................... 2,930 399,271
Modine Manufacturing Co.
(a)
........... 4,987 187,312
Patrick Industries, Inc. ............... 4,435 383,849
QuantumScape Corp., Class A
(a)(b)
....... 18,946 252,171
Standard Motor Products, Inc. .......... 3,861 147,375
Stoneridge, Inc.
(a)
................... 5,648 115,445
3,952,709
Automobiles — 0.5%
Harley-Davidson, Inc. ................ 26,939 1,040,115
Thor Industries, Inc. ................. 5,616 648,592
Winnebago Industries, Inc. ............ 3,788 260,614
1,949,321
Banks — 13.8%
1st Source Corp. ................... 3,789 177,704
Amalgamated Financial Corp. .......... 3,995 79,740
Amerant Bancorp, Inc., Class A ......... 5,557 110,140
Ameris Bancorp .................... 14,141 617,255
Associated Banc-Corp. ............... 32,243 611,005
Atlantic Union Bankshares Corp. ........ 15,746 503,557
Axos Financial, Inc.
(a)
................ 4,990 234,530
Banc of California, Inc. ............... 12,385 175,991
BancFirst Corp. .................... 1,888 188,611
Bank First Corp.
(b)
.................. 1,059 93,573
Bank of Hawaii Corp. ................ 8,310 474,750
Bank OZK ....................... 22,525 985,018
BankUnited, Inc. ................... 15,768 470,517
Banner Corp. ..................... 7,661 364,740
Berkshire Hills Bancorp, Inc. ........... 9,614 219,295
BOK Financial Corp. ................. 6,026 536,796
Brookline Bancorp, Inc. ............... 17,625 188,235
Byline Bancorp, Inc. ................. 5,335 117,103
Cadence Bank .................... 38,568 966,128
Cambridge Bancorp ................. 1,703 104,803
Security
Shares
Shares Value
Banks (continued)
Camden National Corp. .............. 3,322 $ 114,875
Capital City Bank Group, Inc. ........... 2,162 70,114
Capitol Federal Financial, Inc. .......... 27,340 181,264
Cathay General Bancorp .............. 15,782 600,347
Central Pacific Financial Corp. .......... 3,937 71,811
City Holding Co. ................... 1,945 192,380
CNB Financial Corp. ................. 5,023 97,748
Coastal Financial Corp.
(a)
............. 1,384 62,515
Columbia Banking System, Inc. ......... 43,294 967,621
Columbia Financial, Inc.
(a)
............. 3,385 59,170
Comerica, Inc. ..................... 27,263 1,471,111
Commerce Bancshares, Inc. ........... 23,501 1,249,783
Community Bank System, Inc. .......... 11,233 604,672
Community Trust Bancorp, Inc. ......... 3,407 130,761
ConnectOne Bancorp, Inc. ............ 7,759 158,827
CrossFirst Bankshares, Inc.
(a)
........... 6,540 76,322
Cullen/Frost Bankers, Inc. ............. 8,559 929,336
Customers Bancorp, Inc.
(a)
............. 6,193 259,982
CVB Financial Corp. ................. 26,983 509,169
Dime Community Bancshares, Inc. ....... 6,714 150,394
Eagle Bancorp, Inc. ................. 6,481 179,524
Eastern Bankshares, Inc. ............. 33,588 474,263
Enterprise Financial Services Corp. ...... 8,201 336,241
Farmers National Banc Corp. ........... 7,318 100,623
FB Financial Corp. .................. 7,906 280,031
First Bancorp ..................... 8,779 290,409
First BanCorp ..................... 33,056 490,882
First Bancshares, Inc. (The) ............ 6,071 190,083
First Busey Corp. ................... 11,435 247,682
First Commonwealth Financial Corp. ...... 22,049 318,388
First Financial Bancorp ............... 20,424 471,590
First Financial Bankshares, Inc. ......... 17,403 567,164
First Financial Corp. ................. 2,766 105,689
First Hawaiian, Inc. ................. 27,012 558,878
First Interstate BancSystem, Inc., Class A .. 18,571 533,545
First Merchants Corp. ................ 12,907 414,573
First Mid Bancshares, Inc. ............. 4,165 127,491
FNB Corp. ....................... 76,558 979,177
Fulton Financial Corp. ................ 35,179 503,060
German American Bancorp, Inc. ......... 4,413 130,007
Glacier Bancorp, Inc. ................ 22,893 748,601
Great Southern Bancorp, Inc. ........... 2,074 114,754
Hancock Whitney Corp. .............. 18,105 796,801
Hanmi Financial Corp. ............... 6,196 117,724
HarborOne Bancorp, Inc. ............. 8,717 91,441
HBT Financial, Inc. .................. 3,073 60,968
Heartland Financial USA, Inc. .......... 8,386 287,975
Heritage Commerce Corp. ............. 13,943 133,853
Heritage Financial Corp. .............. 7,698 144,415
Hilltop Holdings, Inc. ................. 9,861 305,001
Hingham Institution for Savings (The) ..... 317 70,517
Home BancShares, Inc. .............. 39,410 958,057
Hope Bancorp, Inc. ................. 25,728 279,406
Horizon Bancorp, Inc. ................ 8,614 106,727
Independent Bank Corp. .............. 9,301 560,385
Independent Bank Group, Inc. .......... 7,545 338,544
International Bancshares Corp. ......... 11,157 553,833
Kearny Financial Corp. ............... 14,395 123,653
Lakeland Bancorp, Inc. ............... 14,527 219,503
Lakeland Financial Corp. .............. 3,469 192,321
Luther Burbank Corp. ................ 3,296 33,949
Mercantile Bank Corp. ............... 3,454 121,304
Metrocity Bankshares, Inc. ............ 4,161 89,212
Midland States Bancorp, Inc. ........... 5,161 120,922
National Bank Holdings Corp., Class A .... 6,754 232,067

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
NBT Bancorp, Inc. .................. 9,176 $ 341,347
New York Community Bancorp, Inc. ...... 148,934 2,065,715
Nicolet Bankshares, Inc. .............. 2,809 234,973
Northfield Bancorp, Inc. .............. 9,381 114,261
Northwest Bancshares, Inc. ............ 27,910 344,968
OceanFirst Financial Corp. ............ 12,913 240,569
OFG Bancorp ..................... 10,403 348,396
Old National Bancorp ................ 61,359 1,044,944
Old Second Bancorp, Inc. ............. 8,608 137,642
Origin Bancorp, Inc. ................. 6,304 205,510
Pacific Premier Bancorp, Inc. ........... 19,961 509,804
PacWest Bancorp .................. 24,478 227,645
Park National Corp. ................. 3,044 339,467
Pathward Financial, Inc. .............. 3,413 177,339
Peapack-Gladstone Financial Corp. ...... 2,208 64,540
Peoples Bancorp, Inc. ............... 7,059 198,852
Pinnacle Financial Partners, Inc. ......... 16,067 1,219,485
Popular, Inc. ...................... 15,067 1,093,111
Premier Financial Corp. .............. 7,926 171,677
Prosperity Bancshares, Inc. ............ 19,621 1,242,402
Provident Financial Services, Inc. ........ 15,592 289,076
QCR Holdings, Inc. ................. 3,813 195,340
Renasant Corp. .................... 9,822 303,893
Republic Bancorp, Inc., Class A ......... 2,002 91,752
S&T Bancorp, Inc. .................. 7,951 251,093
Sandy Spring Bancorp, Inc. ............ 9,652 236,184
Seacoast Banking Corp. of Florida ....... 6,735 166,422
Simmons First National Corp., Class A .... 23,992 484,398
Southern Missouri Bancorp, Inc. ......... 2,057 98,880
Southside Bancshares, Inc. ............ 6,499 215,832
SouthState Corp. ................... 15,756 1,223,769
Stellar Bancorp, Inc. ................. 9,513 236,493
Synovus Financial Corp. .............. 30,562 1,036,052
Texas Capital Bancshares, Inc.
(a)
........ 10,068 642,842
Tompkins Financial Corp. ............. 2,819 169,591
Towne Bank ...................... 14,814 374,498
TriCo Bancshares .................. 7,121 266,183
Triumph Financial, Inc.
(a)
.............. 2,260 160,257
TrustCo Bank Corp. ................. 3,711 112,777
Trustmark Corp. ................... 13,039 342,404
UMB Financial Corp. ................ 9,104 646,384
United Bankshares, Inc. .............. 28,301 946,385
United Community Banks, Inc. .......... 24,170 702,622
Univest Financial Corp. ............... 6,584 128,388
Valley National Bancorp .............. 87,678 899,576
Veritex Holdings, Inc. ................ 10,594 227,877
Washington Federal, Inc. .............. 14,101 437,695
Washington Trust Bancorp, Inc. ......... 3,730 119,584
Webster Financial Corp. .............. 36,190 1,712,511
WesBanco, Inc. .................... 12,542 351,301
Westamerica BanCorp ............... 5,725 281,613
Western Alliance Bancorp ............. 22,583 1,173,187
Wintrust Financial Corp. .............. 12,990 1,095,836
WSFS Financial Corp. ............... 9,436 412,825
Zions Bancorp NA .................. 30,619 1,171,177
56,806,270
Beverages — 0.0%
(a)
Duckhorn Portfolio, Inc. (The) .......... 4,264 53,641
National Beverage Corp. .............. 2,339 123,616
177,257
Biotechnology — 2.1%
(a)
4D Molecular Therapeutics, Inc. ......... 7,679 140,526
Agenus, Inc. ...................... 36,354 55,258
Security
Shares
Shares Value
Biotechnology (continued)
Agios Pharmaceuticals, Inc. ............ 3,987 $ 105,735
Alector, Inc. ...................... 6,728 46,154
Allogene Therapeutics, Inc.
(b)
........... 8,967 44,476
Amicus Therapeutics, Inc. ............. 20,791 283,173
AnaptysBio, Inc. ................... 2,502 49,314
Arcturus Therapeutics Holdings, Inc.
(b)
..... 2,765 96,664
Arcus Biosciences, Inc. ............... 4,441 88,376
ARS Pharmaceuticals, Inc. ............ 4,007 29,452
Beam Therapeutics, Inc. .............. 3,938 121,566
Biohaven Ltd. ..................... 7,311 145,343
Bluebird Bio, Inc. ................... 9,921 38,990
CareDx, Inc. ...................... 5,550 60,551
Catalyst Pharmaceuticals, Inc. .......... 10,560 146,045
Chinook Therapeutics, Inc. ............ 4,445 174,155
Coherus Biosciences, Inc. ............. 9,577 46,161
CRISPR Therapeutics AG
(b)
............ 16,254 931,842
Dyne Therapeutics, Inc. .............. 6,518 79,389
Editas Medicine, Inc.
(b)
............... 6,480 56,894
Emergent BioSolutions, Inc. ............ 9,316 64,094
Enanta Pharmaceuticals, Inc. ........... 4,072 77,246
EQRx, Inc. ....................... 29,974 51,256
FibroGen, Inc. ..................... 10,514 21,659
Geron Corp. ...................... 42,626 138,108
Inhibrx, Inc. ....................... 2,788 55,899
Intercept Pharmaceuticals, Inc. ......... 2,878 31,082
Ionis Pharmaceuticals, Inc.
(b)
........... 16,878 699,256
Iovance Biotherapeutics, Inc. ........... 44,444 322,663
Ironwood Pharmaceuticals, Inc., Class A ... 27,985 310,354
iTeos Therapeutics, Inc. .............. 5,209 73,239
Karyopharm Therapeutics, Inc. .......... 11,821 21,278
Krystal Biotech, Inc. ................. 1,600 206,560
Kura Oncology, Inc.
(b)
................ 8,928 93,208
Lexicon Pharmaceuticals, Inc. .......... 11,709 23,535
Lyell Immunopharma, Inc. ............. 19,553 56,508
Madrigal Pharmaceuticals, Inc. .......... 1,296 266,069
MiMedx Group, Inc. ................. 23,926 193,083
Mirati Therapeutics, Inc. .............. 3,514 106,369
Myriad Genetics, Inc. ................ 16,803 375,547
Novavax, Inc.
(b)
.................... 17,803 165,212
Nurix Therapeutics, Inc. .............. 5,178 50,278
Protagonist Therapeutics, Inc. .......... 4,888 94,827
PTC Therapeutics, Inc. ............... 5,745 231,753
REGENXBIO, Inc. .................. 7,816 148,504
REVOLUTION Medicines, Inc.
(b)
......... 8,485 222,731
Sage Therapeutics, Inc. .............. 6,860 237,905
Seres Therapeutics, Inc. .............. 9,922 47,725
SpringWorks Therapeutics, Inc. ......... 4,569 143,375
Travere Therapeutics, Inc. ............. 6,292 108,160
Ultragenyx Pharmaceutical, Inc.
(b)
........ 5,400 232,848
uniQure NV ....................... 3,292 34,138
Vaxcyte, Inc. ...................... 10,548 506,937
Vir Biotechnology, Inc. ............... 15,768 222,013
Viridian Therapeutics, Inc. ............. 5,006 93,913
Zymeworks, Inc. ................... 7,683 57,315
8,524,711
Broadline Retail — 0.7%
Dillard's, Inc., Class A
(b)
............... 700 240,128
Kohl's Corp. ...................... 22,868 650,595
Macy's, Inc. ...................... 56,366 935,112
Nordstrom, Inc. .................... 23,283 538,070
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 5,445 396,831
2,760,736

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 1.1%
American Woodmark Corp.
(a)
........... 1,990 $ 152,514
Apogee Enterprises, Inc. .............. 2,854 141,359
Armstrong World Industries, Inc. ......... 3,970 307,119
AZZ, Inc. ........................ 3,131 138,797
Griffon Corp. ...................... 6,673 278,398
Hayward Holdings, Inc.
(a)(b)
............. 28,569 381,682
Insteel Industries, Inc.
(b)
.............. 2,098 67,660
Janus International Group, Inc.
(a)
........ 6,661 76,069
JELD-WEN Holding, Inc.
(a)
............. 17,684 314,952
Masonite International Corp.
(a)
.......... 2,967 310,200
Masterbrand, Inc.
(a)
................. 26,513 327,435
PGT Innovations, Inc.
(a)
............... 6,392 182,875
Quanex Building Products Corp. ......... 4,174 117,456
Resideo Technologies, Inc.
(a)
........... 14,930 279,490
Trex Co., Inc.
(a)
.................... 7,361 508,939
UFP Industries, Inc. ................. 6,185 635,571
Zurn Elkay Water Solutions Corp. ........ 17,198 523,507
4,744,023
Capital Markets — 2.7%
Affiliated Managers Group, Inc. ......... 4,364 605,025
Artisan Partners Asset Management, Inc.,
Class A ....................... 6,880 285,451
B Riley Financial, Inc.
(b)
............... 3,258 180,917
BGC Group, Inc., Class A ............. 70,449 335,337
Diamond Hill Investment Group, Inc. ...... 633 114,896
Donnelley Financial Solutions, Inc.
(a)
...... 5,276 249,555
Evercore, Inc., Class A ............... 7,314 987,829
Federated Hermes, Inc., Class B ........ 7,870 266,242
Focus Financial Partners, Inc., Class A
(a)
... 6,728 352,076
Hamilton Lane, Inc., Class A ........... 3,130 276,786
Houlihan Lokey, Inc., Class A ........... 5,208 520,019
Janus Henderson Group plc ........... 27,419 804,748
Jefferies Financial Group, Inc. .......... 38,769 1,426,312
Moelis & Co., Class A ................ 13,799 673,805
Open Lending Corp., Class A
(a)
.......... 11,864 133,945
Oppenheimer Holdings, Inc., Class A, NVS . 1,452 55,336
Piper Sandler Cos. .................. 3,064 448,447
Runway Growth Finance Corp. .......... 3,670 47,159
StepStone Group, Inc., Class A ......... 10,279 288,532
Stifel Financial Corp. ................ 22,086 1,403,344
StoneX Group, Inc.
(a)
................ 3,682 338,781
TPG, Inc., Class A .................. 10,858 319,551
Victory Capital Holdings, Inc., Class A ..... 5,646 187,221
Virtu Financial, Inc., Class A ............ 18,390 341,318
Virtus Investment Partners, Inc. ......... 843 173,430
WisdomTree, Inc. ................... 13,367 93,034
10,909,096
Chemicals — 2.0%
AdvanSix, Inc. ..................... 5,818 233,360
American Vanguard Corp. ............. 5,675 102,490
Avient Corp. ...................... 9,211 373,322
Axalta Coating Systems Ltd.
(a)
.......... 22,234 711,488
Cabot Corp. ...................... 6,495 461,145
Chemours Co. (The) ................. 30,769 1,137,838
Element Solutions, Inc. ............... 29,706 622,638
HB Fuller Co. ..................... 5,038 372,963
Huntsman Corp. ................... 35,323 1,051,566
Ingevity Corp.
(a)
.................... 3,891 249,102
Innospec, Inc. ..................... 1,561 167,245
Koppers Holdings, Inc. ............... 2,973 113,747
Kronos Worldwide, Inc. ............... 4,741 44,328
LSB Industries, Inc.
(a)(b)
............... 9,827 109,768
Mativ Holdings, Inc. ................. 11,264 177,295
Security
Shares
Shares Value
Chemicals (continued)
Minerals Technologies, Inc. ............ 6,754 $ 414,358
NewMarket Corp. ................... 721 325,676
Origin Materials, Inc., Class A
(a)(b)
........ 25,739 115,311
Scotts Miracle-Gro Co. (The) ........... 8,421 589,807
Sensient Technologies Corp. ........... 3,860 247,194
Stepan Co. ....................... 2,059 197,293
Trinseo plc ....................... 7,228 127,357
Tronox Holdings plc ................. 24,392 324,170
8,269,461
Commercial Services & Supplies — 1.2%
ABM Industries, Inc. ................. 9,102 421,241
ACCO Brands Corp. ................. 19,947 121,477
Brady Corp., Class A, NVS ............ 5,299 273,322
BrightView Holdings, Inc.
(a)
............ 8,169 62,983
Brink's Co. (The) ................... 3,544 258,570
Cimpress plc
(a)
..................... 4,077 283,352
CoreCivic, Inc.
(a)
................... 23,744 230,317
Deluxe Corp. ...................... 9,116 173,113
Ennis, Inc. ....................... 5,317 114,528
Enviri Corp.
(a)
..................... 16,464 155,256
GEO Group, Inc. (The)
(a)
.............. 26,318 196,596
Healthcare Services Group, Inc. ......... 15,330 193,311
Heritage-Crystal Clean, Inc.
(a)
........... 1,585 73,021
HNI Corp. ........................ 9,837 286,158
Interface, Inc. ..................... 8,063 78,776
Matthews International Corp., Class A ..... 6,327 290,409
MillerKnoll, Inc. .................... 15,726 307,758
OPENLANE, Inc.
(a)
.................. 22,551 354,051
Pitney Bowes, Inc. .................. 4,409 17,371
SP Plus Corp.
(a)
.................... 2,592 99,662
Steelcase, Inc., Class A .............. 19,513 167,226
Stericycle, Inc.
(a)
................... 8,670 368,388
UniFirst Corp. ..................... 1,536 249,293
VSE Corp. ....................... 963 51,761
4,827,940
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. .............. 14,789 143,897
Ciena Corp.
(a)
..................... 14,328 604,642
Clearfield, Inc.
(a)
.................... 1,456 68,053
CommScope Holding Co., Inc.
(a)(b)
........ 43,245 194,602
Infinera Corp.
(a)
.................... 13,973 62,879
Lumentum Holdings, Inc.
(a)(b)
........... 8,357 437,573
NETGEAR, Inc.
(a)
................... 6,055 82,590
NetScout Systems, Inc.
(a)
............. 9,510 265,804
Ribbon Communications, Inc.
(a)
......... 18,858 59,968
Viasat, Inc.
(a)(b)
..................... 8,957 277,130
Viavi Solutions, Inc.
(a)
................ 23,200 252,184
2,449,322
Construction & Engineering — 0.8%
API Group Corp.
(a)
.................. 14,424 414,834
Arcosa, Inc. ...................... 4,397 339,361
Argan, Inc. ....................... 1,654 62,918
Fluor Corp.
(a)(b)
..................... 10,538 326,467
Granite Construction, Inc. ............. 5,112 209,234
IES Holdings, Inc.
(a)
................. 713 40,869
MasTec, Inc.
(a)
..................... 4,179 492,077
MDU Resources Group, Inc. ........... 42,120 931,695
Primoris Services Corp. .............. 6,763 214,793
Sterling Infrastructure, Inc.
(a)
........... 3,309 198,507
3,230,755
Construction Materials — 0.2%
Eagle Materials, Inc.
(b)
................ 4,123 760,158

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 1.3%
Atlanticus Holdings Corp.
(a)
............ 1,107 $ 45,055
Bread Financial Holdings, Inc. .......... 10,330 429,418
Credit Acceptance Corp.
(a)(b)
............ 1,244 692,410
Encore Capital Group, Inc.
(a)(b)
.......... 4,925 263,488
Enova International, Inc.
(a)
............. 6,558 361,280
EZCORP, Inc., Class A, NVS
(a)(b)
......... 11,422 103,483
Green Dot Corp., Class A
(a)
............ 5,076 99,236
Navient Corp. ..................... 20,605 392,319
Nelnet, Inc., Class A ................. 2,269 223,905
OneMain Holdings, Inc. ............... 24,991 1,136,591
PRA Group, Inc.
(a)
.................. 8,111 193,528
PROG Holdings, Inc.
(a)
............... 9,679 392,774
SLM Corp. ....................... 50,088 810,424
World Acceptance Corp.
(a)
............. 695 109,734
5,253,645
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)
(b)
............... 6,510 317,818
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 4,039 146,777
Grocery Outlet Holding Corp.
(a)(b)
......... 6,238 208,661
Ingles Markets, Inc., Class A ........... 1,809 153,403
PriceSmart, Inc. .................... 2,812 218,577
SpartanNash Co. ................... 7,287 163,521
Sprouts Farmers Market, Inc.
(a)
.......... 21,188 831,629
United Natural Foods, Inc.
(a)
............ 12,309 256,027
Weis Markets, Inc. .................. 2,227 147,739
2,444,152
Containers & Packaging — 1.7%
AptarGroup, Inc. ................... 5,110 620,661
Berry Global Group, Inc. .............. 24,583 1,611,907
Greif, Inc., Class A, NVS .............. 5,267 389,600
Greif, Inc., Class B .................. 1,194 94,410
Myers Industries, Inc. ................ 3,092 60,634
O-I Glass, Inc.
(a)
.................... 32,165 738,508
Pactiv Evergreen, Inc. ............... 8,754 75,372
Sealed Air Corp. ................... 29,694 1,354,640
Silgan Holdings, Inc. ................. 17,241 756,018
Sonoco Products Co. ................ 20,122 1,179,954
TriMas Corp. ...................... 8,603 221,613
7,103,317
Diversified Consumer Services — 0.7%
2U, Inc.
(a)
........................ 16,795 80,280
ADT, Inc. ........................ 44,299 282,628
Adtalem Global Education, Inc.
(a)
........ 3,471 150,086
Carriage Services, Inc. ............... 1,563 50,594
European Wax Center, Inc., Class A
(a)
..... 3,354 64,967
Frontdoor, Inc.
(a)
.................... 16,775 585,783
Graham Holdings Co., Class B .......... 778 456,491
H&R Block, Inc. .................... 15,333 515,342
Laureate Education, Inc. .............. 13,281 170,262
Mister Car Wash, Inc.
(a)
............... 6,182 61,387
Perdoceo Education Corp.
(a)
........... 14,179 189,290
Strategic Education, Inc.
(b)
............. 1,830 137,433
Stride, Inc.
(a)
...................... 3,179 121,470
WW International, Inc.
(a)
.............. 6,775 78,929
2,944,942
Diversified REITs — 0.4%
Alexander & Baldwin, Inc. ............. 8,090 155,328
American Assets Trust, Inc. ............ 6,488 145,980
Armada Hoffler Properties, Inc. ......... 14,335 178,041
Broadstone Net Lease, Inc. ............ 17,883 291,493
Empire State Realty Trust, Inc., Class A
(b)
... 27,228 243,691
Essential Properties Realty Trust, Inc. ..... 15,679 384,919
Security
Shares
Shares Value
Diversified REITs (continued)
Gladstone Commercial Corp. ........... 8,028 $ 106,772
Global Net Lease, Inc. ............... 21,329 228,007
One Liberty Properties, Inc. ............ 3,621 73,977
1,808,208
Diversified Telecommunication Services — 0.4%
ATN International, Inc. ............... 2,190 79,585
Cogent Communications Holdings, Inc. .... 3,966 242,878
Consolidated Communications Holdings, Inc.
(a)
15,664 56,077
EchoStar Corp., Class A
(a)
............. 7,550 146,696
Frontier Communications Parent, Inc.
(a)
.... 46,022 838,061
Liberty Latin America Ltd., Class A
(a)
...... 4,707 39,539
Liberty Latin America Ltd., Class C, NVS
(a)
.. 13,043 108,518
Lumen Technologies, Inc. ............. 190,432 340,873
1,852,227
Electric Utilities — 1.1%
ALLETE, Inc. ..................... 11,802 677,789
Hawaiian Electric Industries, Inc. ........ 22,604 867,768
IDACORP, Inc. .................... 6,234 640,980
MGE Energy, Inc. ................... 3,698 296,727
Otter Tail Corp. .................... 3,746 303,463
PNM Resources, Inc. ................ 17,573 787,622
Portland General Electric Co. ........... 19,912 949,205
4,523,554
Electrical Equipment — 1.5%
Acuity Brands, Inc. .................. 3,438 568,095
Atkore, Inc.
(a)(b)
..................... 5,119 812,232
Babcock & Wilcox Enterprises, Inc.
(a)
...... 5,107 27,986
Blink Charging Co.
(a)(b)
................ 5,536 35,430
Encore Wire Corp.
(b)
................. 2,190 373,811
EnerSys ......................... 3,205 347,166
FREYR Battery SA
(a)(b)
............... 21,285 179,220
Generac Holdings, Inc.
(a)(b)
............. 7,135 1,096,649
GrafTech International Ltd. ............ 39,920 210,778
nVent Electric plc ................... 15,197 803,617
Powell Industries, Inc. ................ 705 42,850
Preformed Line Products Co. ........... 258 44,766
Sensata Technologies Holding plc ........ 16,560 699,660
Sunrun, Inc.
(a)(b)
.................... 44,398 842,674
Thermon Group Holdings, Inc.
(a)
......... 4,134 114,140
TPI Composites, Inc.
(a)
............... 3,776 22,429
6,221,503
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc. ........ 2,892 362,021
Arlo Technologies, Inc.
(a)
.............. 19,024 216,113
Arrow Electronics, Inc.
(a)
.............. 11,646 1,660,021
Avnet, Inc. ....................... 18,958 919,463
Bel Fuse, Inc., Class B, NVS ........... 874 46,890
Belden, Inc. ...................... 3,057 295,428
Benchmark Electronics, Inc. ........... 4,553 120,700
Coherent Corp.
(a)
................... 28,696 1,359,043
ePlus, Inc.
(a)
...................... 5,583 314,602
FARO Technologies, Inc.
(a)
............. 1,490 24,719
Insight Enterprises, Inc.
(a)(b)
............ 3,848 564,463
IPG Photonics Corp.
(a)
............... 3,637 478,084
Kimball Electronics, Inc.
(a)
............. 5,110 149,110
Knowles Corp.
(a)
................... 12,586 229,946
Methode Electronics, Inc. ............. 4,301 144,686
Mirion Technologies, Inc., Class A
(a)
...... 11,985 90,487
National Instruments Corp. ............ 9,073 535,307
nLight, Inc.
(a)
...................... 5,262 75,773
OSI Systems, Inc.
(a)
................. 1,253 149,395
PC Connection, Inc. ................. 1,764 85,395

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Plexus Corp.
(a)
..................... 2,060 $ 202,889
Sanmina Corp.
(a)
................... 12,042 740,101
ScanSource, Inc.
(a)
.................. 5,545 166,849
TTM Technologies, Inc.
(a)
.............. 14,849 213,232
Vishay Intertechnology, Inc. ............ 26,312 740,683
Vishay Precision Group, Inc.
(a)
.......... 796 29,778
Vontier Corp. ...................... 32,010 990,069
10,905,247
Energy Equipment & Services — 1.5%
Archrock, Inc. ..................... 27,961 326,025
Atlas Energy Solutions, Inc., Class A ...... 3,742 73,905
Bristow Group, Inc.
(a)
................ 4,899 150,742
Diamond Offshore Drilling, Inc.
(a)
......... 8,747 138,465
Helix Energy Solutions Group, Inc.
(a)
...... 10,242 98,323
Helmerich & Payne, Inc. .............. 21,165 947,557
Liberty Energy, Inc., Class A ........... 14,075 231,815
Nabors Industries Ltd.
(a)
.............. 831 101,789
NexTier Oilfield Solutions, Inc.
(a)
......... 31,006 369,592
NOV, Inc. ........................ 36,538 733,683
Oil States International, Inc.
(a)
........... 6,870 55,235
Patterson-UTI Energy, Inc. ............ 24,191 383,185
ProFrac Holding Corp., Class A
(a)
........ 3,730 48,005
ProPetro Holding Corp.
(a)
.............. 20,174 210,617
RPC, Inc. ........................ 7,709 64,139
Select Water Solutions, Inc., Class A ...... 7,917 66,582
Tidewater, Inc.
(a)
................... 4,254 268,470
Transocean Ltd.
(a)(b)
................. 145,433 1,279,810
US Silica Holdings, Inc.
(a)
............. 15,994 208,082
Valaris Ltd.
(a)
...................... 7,786 597,965
6,353,986
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc., Class A
(b)
53,644 266,611
Cinemark Holdings, Inc.
(b)
............. 13,356 222,912
Lions Gate Entertainment Corp., Class A ... 12,081 92,782
Lions Gate Entertainment Corp., Class B, NVS 26,170 191,564
Playstudios, Inc., Class A ............. 5,893 29,052
Playtika Holding Corp. ............... 19,074 227,744
Sphere Entertainment Co., Class A ....... 5,418 229,994
1,260,659
Financial Services — 2.6%
Affirm Holdings, Inc., Class A
(a)(b)
......... 43,827 849,806
A-Mark Precious Metals, Inc. ........... 3,710 151,331
Cannae Holdings, Inc.
(a)
.............. 14,752 300,646
Cass Information Systems, Inc. ......... 1,552 58,898
Compass Diversified Holdings .......... 12,735 286,920
Enact Holdings, Inc. ................. 6,376 173,427
Essent Group Ltd. .................. 22,284 1,105,286
EVERTEC, Inc. .................... 5,832 229,373
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 1,961 315,231
I3 Verticals, Inc., Class A
(a)
............. 2,146 53,671
Jackson Financial, Inc., Class A ......... 12,250 404,495
Merchants Bancorp ................. 2,911 92,017
MGIC Investment Corp. .............. 59,641 998,390
Mr Cooper Group, Inc.
(a)
.............. 14,117 818,363
NMI Holdings, Inc., Class A
(a)
........... 9,923 265,043
PennyMac Financial Services, Inc. ....... 6,265 471,316
Radian Group, Inc. .................. 32,685 880,207
Repay Holdings Corp., Class A
(a)(b)
....... 7,131 59,544
Rocket Cos., Inc., Class A
(a)
............ 26,324 287,721
TFS Financial Corp. ................. 10,098 146,522
UWM Holdings Corp., Class A
(b)
......... 19,443 127,546
Voya Financial, Inc. ................. 13,047 968,870
Security
Shares
Shares Value
Financial Services (continued)
Walker & Dunlop, Inc. ................ 6,450 $ 586,821
Western Union Co. (The) ............. 71,717 873,513
10,504,957
Food Products — 1.1%
B&G Foods, Inc. ................... 14,859 197,030
Calavo Growers, Inc. ................ 1,979 74,668
Cal-Maine Foods, Inc. ................ 5,274 243,606
Flowers Foods, Inc. ................. 39,622 979,060
Fresh Del Monte Produce, Inc. .......... 4,535 120,540
Hain Celestial Group, Inc. (The)
(a)
........ 18,578 235,383
Ingredion, Inc. ..................... 6,422 714,512
J & J Snack Foods Corp. .............. 990 158,717
John B Sanfilippo & Son, Inc. ........... 900 98,019
Lancaster Colony Corp. .............. 1,601 308,401
Mission Produce, Inc.
(a)(b)
.............. 2,618 30,421
Pilgrim's Pride Corp.
(a)
............... 9,388 232,541
Post Holdings, Inc.
(a)
................. 5,812 495,764
Seaboard Corp. .................... 32 115,360
Sovos Brands, Inc.
(a)
................. 4,444 79,103
TreeHouse Foods, Inc.
(a)
.............. 10,410 537,260
Utz Brands, Inc., Class A .............. 5,654 94,704
4,715,089
Gas Utilities — 1.4%
Chesapeake Utilities Corp. ............ 1,472 174,049
National Fuel Gas Co. ............... 18,941 1,005,957
New Jersey Resources Corp. ........... 10,029 448,296
Northwest Natural Holding Co. .......... 7,494 322,017
ONE Gas, Inc. ..................... 11,381 900,579
Southwest Gas Holdings, Inc. .......... 13,478 888,739
Spire, Inc. ........................ 10,814 687,446
UGI Corp. ........................ 43,145 1,164,484
5,591,567
Ground Transportation — 1.4%
ArcBest Corp. ..................... 4,962 577,180
Covenant Logistics Group, Inc., Class A .... 1,683 92,161
Daseke, Inc.
(a)
..................... 8,974 69,818
Heartland Express, Inc. ............... 5,418 88,584
Hertz Global Holdings, Inc.
(a)(b)
.......... 18,298 308,321
Landstar System, Inc.
(b)
............... 3,223 656,171
Lyft, Inc., Class A
(a)
.................. 37,473 476,282
PAM Transportation Services, Inc.
(a)
...... 611 15,800
RXO, Inc.
(a)
....................... 14,802 326,384
Ryder System, Inc. .................. 5,386 550,180
Schneider National, Inc., Class B ........ 7,822 240,996
Universal Logistics Holdings, Inc. ........ 1,474 45,827
Werner Enterprises, Inc. .............. 12,059 567,014
XPO, Inc.
(a)
....................... 23,869 1,652,689
5,667,407
Health Care Equipment & Supplies — 1.0%
Artivion, Inc.
(a)
..................... 8,470 147,547
Atrion Corp. ...................... 126 70,637
Avanos Medical, Inc.
(a)(b)
.............. 3,896 95,335
Cutera, Inc.
(a)
..................... 1,420 28,414
Embecta Corp. .................... 11,798 251,769
Enovis Corp.
(a)
..................... 9,897 632,418
Envista Holdings Corp.
(a)
.............. 15,533 534,491
Integer Holdings Corp.
(a)
.............. 3,064 283,359
Integra LifeSciences Holdings Corp.
(a)
..... 5,901 268,318
Neogen Corp.
(a)
.................... 19,092 442,744
NuVasive, Inc.
(a)
.................... 5,399 222,493
OraSure Technologies, Inc.
(a)(b)
.......... 5,974 28,197
Orthofix Medical, Inc.
(a)
............... 4,038 79,508

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Outset Medical, Inc.
(a)
................ 4,178 $ 85,983
QuidelOrtho Corp.
(a)(b)
................ 11,113 970,832
Varex Imaging Corp.
(a)
............... 3,292 76,671
4,218,716
Health Care Providers & Services — 1.7%
23andMe Holding Co., Class A
(a)(b)
....... 59,745 114,710
Accolade, Inc.
(a)(b)
................... 4,953 74,394
AdaptHealth Corp.
(a)
................. 8,533 117,243
Amedisys, Inc.
(a)(b)
.................. 3,040 276,154
AMN Healthcare Services, Inc.
(a)(b)
....... 8,139 872,094
Brookdale Senior Living, Inc.
(a)(b)
......... 38,769 136,467
Community Health Systems, Inc.
(a)
....... 26,479 116,243
Cross Country Healthcare, Inc.
(a)(b)
....... 7,084 182,767
Encompass Health Corp. ............. 11,544 762,250
Enhabit, Inc.
(a)
..................... 10,332 141,858
Fulgent Genetics, Inc.
(a)
.............. 4,150 161,144
ModivCare, Inc.
(a)
................... 1,740 76,108
National HealthCare Corp. ............. 1,634 96,439
NeoGenomics, Inc.
(a)(b)
............... 26,306 455,883
OPKO Health, Inc.
(a)(b)
................ 85,101 158,288
Owens & Minor, Inc.
(a)
................ 15,740 302,838
Patterson Cos., Inc. ................. 17,847 586,988
Pediatrix Medical Group, Inc.
(a)
.......... 17,074 234,426
Pennant Group, Inc. (The)
(a)
............ 2,125 24,395
Premier, Inc., Class A ................ 16,873 468,226
Select Medical Holdings Corp. .......... 8,143 244,371
Tenet Healthcare Corp.
(a)
.............. 20,993 1,568,807
7,172,093
Health Care REITs — 1.3%
CareTrust REIT, Inc. ................. 20,583 427,920
Community Healthcare Trust, Inc. ........ 2,425 85,457
Global Medical REIT, Inc. ............. 6,319 62,558
LTC Properties, Inc. ................. 8,559 287,240
Medical Properties Trust, Inc. ........... 123,218 1,243,270
National Health Investors, Inc. .......... 8,971 492,597
Omega Healthcare Investors, Inc. ........ 48,262 1,539,558
Physicians Realty Trust ............... 32,354 476,898
Sabra Health Care REIT, Inc. ........... 47,638 618,818
Universal Health Realty Income Trust ..... 1,342 64,054
5,298,370
Health Care Technology — 0.4%
(a)
American Well Corp., Class A .......... 51,009 124,972
Health Catalyst, Inc. ................. 6,675 93,650
Multiplan Corp., Class A .............. 48,516 104,309
NextGen Healthcare, Inc. ............. 11,227 186,705
Sharecare, Inc., Class A
(b)
............. 66,855 92,929
Teladoc Health, Inc.
(b)
................ 19,891 592,155
Veradigm, Inc. ..................... 22,783 308,026
1,502,746
Hotel & Resort REITs — 0.5%
Park Hotels & Resorts, Inc. ............ 44,706 609,343
Pebblebrook Hotel Trust
(b)
............. 13,800 213,210
Ryman Hospitality Properties, Inc. ....... 5,540 527,907
Service Properties Trust .............. 34,229 290,604
Summit Hotel Properties, Inc. ........... 22,800 146,832
Sunstone Hotel Investors, Inc. .......... 20,854 212,502
2,000,398
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc., Class A
(a)
...... 10,909 124,363
Bally's Corp.
(a)
..................... 2,326 37,867
Bloomin' Brands, Inc. ................ 18,046 484,896
Boyd Gaming Corp. ................. 9,820 670,902
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.
(a)(b)
........... 9,198 $ 361,297
Cheesecake Factory, Inc. (The) ......... 9,860 362,651
Chuy's Holdings, Inc.
(a)
............... 1,220 50,740
Cracker Barrel Old Country Store, Inc. ..... 4,576 426,483
Dave & Buster's Entertainment, Inc.
(a)
..... 5,526 253,091
Denny's Corp.
(a)
.................... 6,531 76,805
Dine Brands Global, Inc. .............. 3,246 195,799
Golden Entertainment, Inc.
(a)
........... 4,594 194,510
Hilton Grand Vacations, Inc.
(a)
.......... 6,279 291,974
Jack in the Box, Inc. ................. 1,281 127,344
Light & Wonder, Inc., Class A
(a)
.......... 6,495 456,598
Marriott Vacations Worldwide Corp. ....... 2,559 328,857
Norwegian Cruise Line Holdings Ltd.
(a)
..... 87,369 1,928,234
Papa John's International, Inc. .......... 2,857 236,274
Penn Entertainment, Inc.
(a)(b)
........... 15,961 419,615
Red Rock Resorts, Inc., Class A ......... 5,586 270,921
Sabre Corp.
(a)
..................... 68,960 282,736
SeaWorld Entertainment, Inc.
(a)
......... 5,681 314,557
Six Flags Entertainment Corp.
(a)
......... 15,328 366,339
Target Hospitality Corp.
(a)
............. 1,904 24,314
Travel + Leisure Co. ................. 15,785 642,923
Wendy's Co. (The) .................. 14,770 317,407
Wyndham Hotels & Resorts, Inc. ........ 9,863 768,525
10,016,022
Household Durables — 2.7%
Beazer Homes USA, Inc.
(a)
............ 6,143 206,589
Century Communities, Inc. ............ 2,693 207,954
Cricut, Inc., Class A
(b)
................ 5,116 60,676
Dream Finders Homes, Inc., Class A
(a)
..... 4,360 111,180
Ethan Allen Interiors, Inc. ............. 4,721 148,570
GoPro, Inc., Class A
(a)
................ 18,105 74,049
Green Brick Partners, Inc.
(a)
............ 5,514 311,651
Helen of Troy Ltd.
(a)(b)
................ 4,944 698,587
Hovnanian Enterprises, Inc., Class A
(a)
..... 973 103,741
iRobot Corp.
(a)
..................... 3,345 133,800
KB Home ........................ 16,519 891,530
La-Z-Boy, Inc. ..................... 8,977 281,609
Legacy Housing Corp.
(a)
.............. 700 16,604
Leggett & Platt, Inc. ................. 16,945 495,811
LGI Homes, Inc.
(a)(b)
................. 4,279 593,711
Lovesac Co. (The)
(a)
................. 1,208 35,370
M/I Homes, Inc.
(a)
................... 5,910 591,000
MDC Holdings, Inc. ................. 12,049 617,873
Meritage Homes Corp. ............... 4,037 601,311
Mohawk Industries, Inc.
(a)(b)
............ 10,891 1,158,149
Newell Brands, Inc. ................. 77,863 868,951
Sonos, Inc.
(a)
...................... 8,621 147,764
Taylor Morrison Home Corp.
(a)
.......... 12,972 628,104
Tempur Sealy International, Inc. ......... 14,393 642,360
Toll Brothers, Inc. ................... 14,005 1,125,022
Tri Pointe Homes, Inc.
(a)
.............. 13,772 439,051
11,191,017
Household Products — 0.4%
Central Garden & Pet Co.
(a)
............ 1,988 80,474
Central Garden & Pet Co., Class A, NVS
(a)
.. 8,861 338,668
Energizer Holdings, Inc. .............. 4,047 144,478
Reynolds Consumer Products, Inc. ....... 11,103 307,331
Spectrum Brands Holdings, Inc. ......... 8,442 661,937
WD-40 Co. ....................... 845 193,927
1,726,815
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc. ...... 3,508 277,939
LXP Industrial Trust ................. 38,266 385,339

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Plymouth Industrial REIT, Inc. .......... 4,341 $ 98,844
STAG Industrial, Inc. ................ 19,908 722,660
1,484,782
Insurance — 3.8%
Ambac Financial Group, Inc.
(a)
.......... 9,659 136,578
American Equity Investment Life Holding Co. 13,480 723,472
AMERISAFE, Inc. .................. 4,126 215,047
Argo Group International Holdings Ltd. .... 7,327 217,612
Assurant, Inc. ..................... 11,024 1,482,838
Assured Guaranty Ltd. ............... 12,493 746,832
Axis Capital Holdings Ltd. ............. 16,495 909,204
Brighthouse Financial, Inc.
(a)
........... 14,404 750,881
CNO Financial Group, Inc. ............. 24,796 637,753
Donegal Group, Inc., Class A ........... 3,876 56,473
Employers Holdings, Inc. .............. 4,948 191,141
Enstar Group Ltd.
(a)
................. 2,841 726,955
F&G Annuities & Life, Inc. ............. 3,905 102,311
First American Financial Corp. .......... 21,257 1,347,269
Genworth Financial, Inc., Class A
(a)
....... 81,798 479,336
Hanover Insurance Group, Inc. (The) ..... 4,103 465,608
HCI Group, Inc. .................... 584 36,681
Horace Mann Educators Corp. .......... 8,145 245,409
James River Group Holdings Ltd. ........ 7,675 141,911
Kemper Corp. ..................... 13,265 676,117
Lemonade, Inc.
(a)(b)
.................. 4,224 98,208
Lincoln National Corp. ............... 32,188 902,552
MBIA, Inc.
(a)(b)
..................... 9,961 87,059
Mercury General Corp. ............... 5,617 180,755
National Western Life Group, Inc., Class A .. 508 214,208
Primerica, Inc. ..................... 3,873 823,787
ProAssurance Corp. ................. 9,567 160,726
Safety Insurance Group, Inc. ........... 3,223 232,056
Selective Insurance Group, Inc. ......... 12,599 1,300,091
SiriusPoint Ltd.
(a)
................... 18,083 168,895
Stewart Information Services Corp. ....... 5,850 275,711
Tiptree, Inc. ...................... 4,378 64,663
Trupanion, Inc.
(a)
................... 3,995 123,246
United Fire Group, Inc. ............... 4,712 113,276
Universal Insurance Holdings, Inc. ....... 5,642 87,620
White Mountains Insurance Group Ltd. .... 252 389,849
15,512,130
Interactive Media & Services — 0.6%
Cars.com, Inc.
(a)(b)
.................. 6,950 158,529
Eventbrite, Inc., Class A
(a)
............. 7,837 90,204
IAC, Inc.
(a)(b)
...................... 15,773 1,097,801
Shutterstock, Inc. ................... 2,331 119,930
Taboola.com Ltd.
(a)
.................. 33,647 125,840
Yelp, Inc.
(a)
....................... 5,451 245,567
Ziff Davis, Inc.
(a)
.................... 6,590 477,907
2,315,778
IT Services — 0.5%
BigCommerce Holdings, Inc.
(a)
.......... 7,062 76,340
DXC Technology Co.
(a)
............... 47,049 1,300,905
Fastly, Inc., Class A
(a)
................ 10,445 191,875
Hackett Group, Inc. (The) ............. 2,208 51,336
Kyndryl Holdings, Inc.
(a)(b)
............. 42,406 579,266
2,199,722
Leisure Products — 1.2%
Acushnet Holdings Corp. .............. 2,860 170,542
Brunswick Corp. ................... 8,380 723,278
Funko, Inc., Class A
(a)
................ 7,047 57,503
Johnson Outdoors, Inc., Class A ......... 664 39,256
Security
Shares
Shares Value
Leisure Products (continued)
Malibu Boats, Inc., Class A
(a)(b)
.......... 4,251 $ 254,847
MasterCraft Boat Holdings, Inc.
(a)
........ 3,611 110,677
Mattel, Inc.
(a)(b)
..................... 43,057 917,114
Peloton Interactive, Inc., Class A
(a)(b)
...... 69,156 671,505
Polaris, Inc. ....................... 6,613 898,310
Smith & Wesson Brands, Inc. ........... 5,277 67,176
Solo Brands, Inc., Class A
(a)
............ 3,029 17,750
Sturm Ruger & Co., Inc. .............. 3,582 189,667
Vista Outdoor, Inc.
(a)
................. 11,890 360,267
YETI Holdings, Inc.
(a)(b)
............... 6,472 275,707
4,753,599
Life Sciences Tools & Services — 0.4%
(a)
BioLife Solutions, Inc.
(b)
............... 2,190 43,537
CryoPort, Inc.
(b)
.................... 2,849 45,783
Cytek Biosciences, Inc.
(b)
.............. 10,595 94,931
Maravai LifeSciences Holdings, Inc., Class A 22,561 255,165
NanoString Technologies, Inc. .......... 5,194 24,724
Quanterix Corp. .................... 4,558 113,221
Syneos Health, Inc., Class A ........... 21,362 905,962
1,483,323
Machinery — 2.9%
3D Systems Corp.
(a)
................. 27,297 237,757
Albany International Corp., Class A ....... 2,938 282,871
Allison Transmission Holdings, Inc. ....... 18,675 1,096,036
Astec Industries, Inc. ................ 4,695 231,933
Barnes Group, Inc. .................. 5,919 232,617
CIRCOR International, Inc.
(a)
........... 1,899 105,774
Columbus McKinnon Corp. ............ 3,218 136,250
Crane Co. ........................ 5,437 509,393
Crane NXT Co. .................... 9,945 588,247
Douglas Dynamics, Inc. .............. 2,789 86,598
EnPro Industries, Inc. ................ 1,858 257,853
Esab Corp. ....................... 10,722 736,601
Flowserve Corp. ................... 13,068 493,448
Gates Industrial Corp. plc
(a)
............ 26,331 358,628
Gorman-Rupp Co. (The) .............. 1,575 49,927
Greenbrier Cos., Inc. (The) ............ 6,586 304,207
Hillenbrand, Inc. ................... 5,800 301,252
Hillman Solutions Corp.
(a)
............. 21,186 208,470
Hyster-Yale Materials Handling, Inc. ...... 2,160 103,162
ITT, Inc. ......................... 6,109 608,456
Kadant, Inc.
(b)
..................... 829 184,743
Kennametal, Inc. ................... 16,546 504,322
Luxfer Holdings plc ................. 5,617 71,111
Manitowoc Co., Inc. (The)
(a)
............ 3,335 60,430
Mueller Industries, Inc. ............... 5,129 415,757
Mueller Water Products, Inc., Class A ..... 13,935 224,214
Nikola Corp.
(a)(b)
.................... 112,358 299,996
Oshkosh Corp. .................... 7,011 645,503
REV Group, Inc. ................... 6,688 86,476
Standex International Corp. ............ 1,016 150,947
Tennant Co. ...................... 1,731 138,895
Terex Corp. ....................... 5,328 312,381
Timken Co. (The) ................... 13,573 1,260,389
Titan International, Inc.
(a)
.............. 5,483 68,483
Wabash National Corp. ............... 5,360 126,925
Watts Water Technologies, Inc., Class A .... 1,627 303,484
11,783,536
Marine Transportation — 0.2%
Eagle Bulk Shipping, Inc. ............. 1,238 57,183
Genco Shipping & Trading Ltd. .......... 7,831 113,550
Kirby Corp.
(a)
...................... 5,717 465,821

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation (continued)
Matson, Inc. ...................... 3,252 $ 303,932
940,486
Media — 1.1%
Advantage Solutions, Inc., Class A
(a)
...... 19,378 50,189
Altice USA, Inc., Class A
(a)(b)
............ 45,547 154,404
AMC Networks, Inc., Class A
(a)(b)
......... 5,956 75,165
Cable One, Inc. .................... 631 456,806
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 99,620 179,316
DISH Network Corp., Class A
(a)
......... 52,627 417,332
EW Scripps Co. (The), Class A, NVS
(a)
.... 4,262 42,023
Gray Television, Inc. ................. 9,906 93,810
iHeartMedia, Inc., Class A
(a)
............ 21,564 101,998
John Wiley & Sons, Inc., Class A ........ 8,786 300,745
Nexstar Media Group, Inc. ............. 7,383 1,378,554
Scholastic Corp., NVS ............... 3,923 169,434
Sinclair, Inc., Class A
(b)
............... 7,774 108,136
Stagwell, Inc., Class A
(a)(b)
............. 20,912 140,319
TechTarget, Inc.
(a)(b)
................. 2,843 92,341
TEGNA, Inc. ...................... 24,251 409,842
Thryv Holdings, Inc.
(a)
................ 6,451 152,889
WideOpenWest, Inc.
(a)
............... 5,023 41,390
4,364,693
Metals & Mining — 1.8%
Alcoa Corp. ....................... 36,716 1,328,752
Alpha Metallurgical Resources, Inc. ...... 1,222 211,675
Arconic Corp.
(a)
.................... 11,928 356,528
Century Aluminum Co.
(a)
.............. 4,503 41,878
Coeur Mining, Inc.
(a)(b)
................ 68,462 210,863
Commercial Metals Co. ............... 24,117 1,379,975
Compass Minerals International, Inc. ...... 4,004 151,631
Gatos Silver, Inc.
(a)(b)
................. 3,767 19,551
Haynes International, Inc. ............. 935 46,900
Hecla Mining Co. ................... 66,139 380,961
Ivanhoe Electric, Inc.
(a)
............... 1,440 23,414
Kaiser Aluminum Corp. ............... 3,249 263,819
Olympic Steel, Inc. .................. 1,993 111,189
Ryerson Holding Corp. ............... 4,194 178,203
Schnitzer Steel Industries, Inc., Class A .... 5,278 191,116
SunCoke Energy, Inc. ................ 17,723 157,380
TimkenSteel Corp.
(a)
................. 8,082 188,311
United States Steel Corp. ............. 46,909 1,196,180
Warrior Met Coal, Inc. ................ 10,734 474,979
Worthington Industries, Inc. ............ 6,245 466,002
7,379,307
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
AGNC Investment Corp. .............. 123,095 1,254,338
Apollo Commercial Real Estate Finance, Inc. 27,240 321,432
Arbor Realty Trust, Inc. ............... 37,242 629,762
Ares Commercial Real Estate Corp. ...... 11,140 118,753
ARMOUR Residential REIT, Inc. ......... 39,110 199,852
Blackstone Mortgage Trust, Inc., Class A ... 35,489 815,892
BrightSpire Capital, Inc., Class A ........ 27,043 199,037
Chimera Investment Corp. ............. 47,841 300,442
Claros Mortgage Trust, Inc. ............ 25,154 309,897
Dynex Capital, Inc. .................. 11,945 155,882
Ellington Financial, Inc. ............... 7,333 99,142
Franklin BSP Realty Trust, Inc. .......... 8,388 119,948
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 21,576 563,349
KKR Real Estate Finance Trust, Inc. ...... 11,919 148,511
Ladder Capital Corp., Class A .......... 23,491 258,166
MFA Financial, Inc. .................. 18,661 210,123
New York Mortgage Trust, Inc. .......... 18,836 191,185
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Orchid Island Capital, Inc. ............. 7,878 $ 82,089
PennyMac Mortgage Investment Trust ..... 17,897 228,724
Ready Capital Corp. ................. 33,266 384,888
Redwood Trust, Inc. ................. 23,292 175,389
Rithm Capital Corp. ................. 100,359 1,011,619
Starwood Property Trust, Inc. ........... 64,291 1,333,395
TPG RE Finance Trust, Inc. ............ 12,440 97,032
Two Harbors Investment Corp. .......... 20,035 268,669
9,477,516
Multi-Utilities — 0.6%
Avista Corp. ...................... 15,651 604,755
Black Hills Corp. ................... 13,686 825,676
NorthWestern Corp. ................. 12,209 689,442
Unitil Corp. ....................... 3,368 175,271
2,295,144
Office REITs — 1.4%
Brandywine Realty Trust .............. 36,588 184,769
Corporate Office Properties Trust ........ 7,379 191,854
Cousins Properties, Inc. .............. 31,375 766,491
Douglas Emmett, Inc. ................ 27,024 397,253
Easterly Government Properties, Inc. ..... 10,280 151,733
Equity Commonwealth ............... 22,625 443,224
Highwoods Properties, Inc. ............ 21,928 554,120
Hudson Pacific Properties, Inc. .......... 26,897 157,885
JBG SMITH Properties ............... 20,279 339,268
Kilroy Realty Corp. .................. 21,703 774,797
Paramount Group, Inc. ............... 34,429 180,408
Piedmont Office Realty Trust, Inc., Class A .. 26,715 198,760
SL Green Realty Corp.
(b)
.............. 13,408 505,616
Vornado Realty Trust ................ 33,138 744,942
5,591,120
Oil, Gas & Consumable Fuels — 5.1%
Antero Midstream Corp. .............. 68,613 819,239
Antero Resources Corp.
(a)(b)
............ 57,009 1,524,991
Arch Resources, Inc., Class A .......... 1,816 233,247
Berry Corp. ....................... 13,827 107,851
California Resources Corp. ............ 14,567 777,149
Callon Petroleum Co.
(a)(b)
.............. 10,651 400,052
Centrus Energy Corp., Class A
(a)(b)
....... 1,660 62,416
Chord Energy Corp. ................. 8,534 1,338,473
Civitas Resources, Inc. ............... 10,120 757,583
CNX Resources Corp.
(a)(b)
............. 16,433 335,233
Comstock Resources, Inc. ............. 9,212 117,453
CONSOL Energy, Inc. ................ 3,571 266,111
Crescent Energy, Inc., Class A .......... 7,781 92,360
CVR Energy, Inc. ................... 5,971 219,375
Delek US Holdings, Inc. .............. 13,552 373,900
Dorian LPG Ltd. .................... 6,622 196,938
DT Midstream, Inc. .................. 19,958 1,068,152
Earthstone Energy, Inc., Class A
(a)(b)
...... 8,054 128,703
Equitrans Midstream Corp. ............ 89,109 924,060
Excelerate Energy, Inc., Class A ......... 3,660 77,665
Gulfport Energy Corp.
(a)
.............. 2,255 231,025
HighPeak Energy, Inc.
(b)
.............. 868 13,150
International Seaways, Inc. ............ 4,534 194,463
Kinetik Holdings, Inc., Class A .......... 2,773 99,828
Kosmos Energy Ltd.
(a)
................ 95,020 674,642
Magnolia Oil & Gas Corp., Class A ....... 18,930 419,299
Matador Resources Co. .............. 14,335 797,456
Murphy Oil Corp. ................... 30,288 1,310,562
Northern Oil & Gas, Inc. .............. 8,773 345,393
Par Pacific Holdings, Inc.
(a)
............ 11,659 367,025
PBF Energy, Inc., Class A ............. 22,631 1,073,615

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc. ................... 8,508 $ 645,672
Peabody Energy Corp. ............... 24,170 542,375
Permian Resources Corp., Class A ....... 48,643 568,637
REX American Resources Corp.
(a)
....... 2,120 78,482
Riley Exploration Permian, Inc. .......... 328 12,284
SandRidge Energy, Inc. .............. 4,047 69,123
SilverBow Resources, Inc.
(a)
............ 2,824 101,127
Sitio Royalties Corp., Class A ........... 16,420 448,923
SM Energy Co. .................... 13,093 475,145
Southwestern Energy Co.
(a)
............ 226,923 1,470,461
Talos Energy, Inc.
(a)(b)
................ 22,346 357,536
Tellurian, Inc.
(a)(b)
................... 104,309 179,411
VAALCO Energy, Inc. ................ 21,622 96,218
Vital Energy, Inc.
(a)(b)
................. 3,815 201,356
Vitesse Energy, Inc. ................. 2,347 59,121
W&T Offshore, Inc.
(a)
................ 20,319 88,997
World Kinect Corp. .................. 12,875 290,203
21,032,480
Paper & Forest Products — 0.3%
Clearwater Paper Corp.
(a)
............. 3,485 112,322
Louisiana-Pacific Corp. ............... 14,802 1,126,876
Mercer International, Inc. .............. 2,958 26,326
Sylvamo Corp. .................... 3,803 186,613
1,452,137
Passenger Airlines — 0.6%
Alaska Air Group, Inc.
(a)
............... 26,341 1,280,963
Hawaiian Holdings, Inc.
(a)(b)
............ 4,852 56,235
JetBlue Airways Corp.
(a)(b)
............. 42,389 329,363
SkyWest, Inc.
(a)
.................... 9,184 404,004
Spirit Airlines, Inc. .................. 22,468 411,164
2,481,729
Personal Care Products — 0.3%
Edgewell Personal Care Co. ........... 10,563 416,288
Herbalife Ltd.
(a)(b)
................... 20,419 331,605
Medifast, Inc. ..................... 1,306 133,068
Nu Skin Enterprises, Inc., Class A ........ 10,313 303,099
Olaplex Holdings, Inc.
(a)
.............. 11,532 41,515
USANA Health Sciences, Inc.
(a)(b)
........ 917 59,523
1,285,098
Pharmaceuticals — 1.3%
Collegium Pharmaceutical, Inc.
(a)
........ 7,147 162,666
Corcept Therapeutics, Inc.
(a)
........... 8,614 219,485
Cymabay Therapeutics, Inc.
(a)
.......... 10,319 134,663
Elanco Animal Health, Inc.
(a)
............ 95,344 1,150,802
Innoviva, Inc.
(a)(b)
................... 12,328 167,044
Organon & Co. .................... 52,597 1,156,082
Perrigo Co. plc .................... 27,831 1,019,728
Prestige Consumer Healthcare, Inc.
(a)
..... 10,208 665,664
SIGA Technologies, Inc. .............. 5,466 31,375
Supernus Pharmaceuticals, Inc.
(a)
........ 5,922 181,746
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 2,500 55,025
Theravance Biopharma, Inc.
(a)
.......... 5,158 51,013
Tilray Brands, Inc., Class 2
(a)(b)
.......... 54,763 138,550
Ventyx Biosciences, Inc.
(a)
............. 3,563 132,009
5,265,852
Professional Services — 2.0%
Alight, Inc., Class A
(a)
................ 32,065 313,596
ASGN, Inc.
(a)
...................... 4,351 332,068
Barrett Business Services, Inc. .......... 701 63,602
CACI International, Inc., Class A
(a)
....... 2,930 1,026,789
Clarivate plc
(a)
..................... 48,611 462,290
Concentrix Corp. ................... 8,802 732,678
Security
Shares
Shares Value
Professional Services (continued)
Conduent, Inc.
(a)
................... 35,504 $ 122,844
CSG Systems International, Inc. ......... 3,915 201,975
Dun & Bradstreet Holdings, Inc. ......... 45,399 536,616
First Advantage Corp.
(a)
............... 6,725 100,875
Forrester Research, Inc.
(a)
............. 1,279 40,762
Heidrick & Struggles International, Inc. .... 2,894 78,919
HireRight Holdings Corp.
(a)
............ 2,515 26,935
ICF International, Inc. ................ 1,486 174,739
Kelly Services, Inc., Class A, NVS ....... 6,915 126,683
Kforce, Inc. ....................... 1,854 117,618
Korn Ferry ....................... 5,963 314,131
ManpowerGroup, Inc. ................ 10,476 826,347
Maximus, Inc. ..................... 5,724 479,442
Resources Connection, Inc. ............ 4,467 71,383
Science Applications International Corp. ... 11,164 1,354,640
Sterling Check Corp.
(a)
............... 2,983 35,826
TriNet Group, Inc.
(a)(b)
................ 4,208 442,808
TrueBlue, Inc.
(a)
.................... 6,501 97,190
TTEC Holdings, Inc. ................. 3,998 137,691
8,218,447
Real Estate Management & Development — 1.1%
Anywhere Real Estate, Inc.
(a)
........... 22,840 191,399
Compass, Inc., Class A
(a)
.............. 55,907 234,250
Cushman & Wakefield plc
(a)
............ 34,367 337,828
DigitalBridge Group, Inc., Class A ........ 13,244 212,169
Forestar Group, Inc.
(a)(b)
............... 2,161 63,706
Howard Hughes Corp. (The)
(a)
.......... 2,445 206,431
Jones Lang LaSalle, Inc.
(a)
............. 9,867 1,643,349
Kennedy-Wilson Holdings, Inc. .......... 24,393 402,485
Marcus & Millichap, Inc. .............. 2,678 98,229
Newmark Group, Inc., Class A .......... 26,834 185,691
Opendoor Technologies, Inc.
(a)(b)
......... 107,124 547,404
Redfin Corp.
(a)(b)
.................... 22,876 342,682
Seritage Growth Properties, Class A
(a)
..... 7,607 71,430
4,537,053
Residential REITs — 0.5%
Apartment Income REIT Corp. .......... 17,166 592,913
Apartment Investment & Management Co.,
Class A ....................... 17,559 146,266
Centerspace ...................... 3,039 188,813
Elme Communities .................. 18,591 302,104
Independence Realty Trust, Inc. ......... 22,568 384,559
NexPoint Residential Trust, Inc. ......... 2,328 96,752
UMH Properties, Inc. ................ 11,631 193,656
Veris Residential, Inc.
(a)
............... 6,219 116,171
2,021,234
Retail REITs — 1.5%
Acadia Realty Trust ................. 10,775 169,275
Agree Realty Corp. ................. 9,430 610,875
Alexander's, Inc. ................... 436 84,309
Brixmor Property Group, Inc. ........... 31,928 726,043
CBL & Associates Properties, Inc. ........ 5,115 111,354
Getty Realty Corp. .................. 5,947 192,207
InvenTrust Properties Corp. ............ 8,520 207,377
Kite Realty Group Trust ............... 26,391 603,826
Macerich Co. (The) ................. 44,646 569,236
Necessity Retail REIT, Inc. (The), Class A .. 27,654 196,343
Phillips Edison & Co., Inc. ............. 12,045 425,309
Retail Opportunity Investments Corp. ..... 17,343 255,462
RPT Realty ....................... 17,853 194,062
Saul Centers, Inc. .................. 2,603 100,346
SITE Centers Corp. ................. 22,637 318,050
Spirit Realty Capital, Inc. .............. 18,526 747,154

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Tanger Factory Outlet Centers, Inc. ....... 12,263 $ 287,077
Urban Edge Properties ............... 13,791 234,585
Urstadt Biddle Properties, Inc., Class A .... 3,873 87,840
Whitestone REIT ................... 5,747 59,309
6,180,039
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research, Inc., Class A
(a)(b)
......... 3,871 50,710
Alpha & Omega Semiconductor Ltd.
(a)
..... 4,660 153,221
Amkor Technology, Inc. ............... 11,445 332,935
Cirrus Logic, Inc.
(a)(b)
................. 7,446 601,637
Diodes, Inc.
(a)
..................... 4,540 428,984
Ichor Holdings Ltd.
(a)
................. 2,061 79,802
Magnachip Semiconductor Corp.
(a)
....... 4,152 38,406
MaxLinear, Inc.
(a)
................... 10,133 249,981
MKS Instruments, Inc. ............... 7,998 873,142
Photronics, Inc.
(a)
................... 12,903 341,284
Power Integrations, Inc. .............. 6,629 643,941
Semtech Corp.
(a)
................... 4,863 141,999
SMART Global Holdings, Inc.
(a)
.......... 10,188 271,001
Synaptics, Inc.
(a)
................... 4,177 377,225
Ultra Clean Holdings, Inc.
(a)
............ 3,449 131,407
Veeco Instruments, Inc.
(a)(b)
............ 4,737 133,394
Wolfspeed, Inc.
(a)(b)
.................. 12,913 850,967
5,700,036
Software — 1.5%
ACI Worldwide, Inc.
(a)
................ 8,892 206,205
Adeia, Inc. ....................... 21,988 264,296
Alteryx, Inc., Class A
(a)
............... 4,797 198,884
Aurora Innovation, Inc., Class A
(a)
........ 94,272 309,212
Blackbaud, Inc.
(a)
................... 3,426 258,492
CCC Intelligent Solutions Holdings, Inc.
(a)
... 8,786 96,822
Cerence, Inc.
(a)
.................... 2,768 76,978
CommVault Systems, Inc.
(a)
............ 5,206 405,704
Consensus Cloud Solutions, Inc.
(a)(b)
...... 3,633 117,746
Digital Turbine, Inc.
(a)
................ 11,937 129,397
Dropbox, Inc., Class A
(a)(b)
............. 24,793 668,171
Ebix, Inc. ........................ 4,895 151,549
Guidewire Software, Inc.
(a)
............. 7,198 610,534
Informatica, Inc., Class A
(a)
............ 4,171 79,416
Matterport, Inc., Class A
(a)
............. 33,497 113,555
Mitek Systems, Inc.
(a)
................ 4,850 49,518
NCR Corp.
(a)
...................... 29,131 783,041
Nutanix, Inc., Class A
(a)
............... 16,034 484,227
ON24, Inc. ....................... 8,522 75,420
PROS Holdings, Inc.
(a)
............... 5,360 203,680
RingCentral, Inc., Class A
(a)
............ 8,802 364,051
SolarWinds Corp.
(a)
................. 6,122 64,526
Verint Systems, Inc.
(a)
................ 9,046 338,049
Xperi, Inc.
(a)
....................... 8,866 116,322
Yext, Inc.
(a)
....................... 7,509 72,987
6,238,782
Specialized REITs — 0.6%
EPR Properties .................... 9,900 441,936
Four Corners Property Trust, Inc. ........ 8,837 232,413
Gladstone Land Corp. ............... 3,943 66,006
National Storage Affiliates Trust ......... 7,064 238,693
Outfront Media, Inc. ................. 13,263 205,046
PotlatchDeltic Corp. ................. 9,735 522,088
Rayonier, Inc. ..................... 15,483 512,797
Safehold, Inc. ..................... 4,569 112,991
Uniti Group, Inc. ................... 49,270 274,927
2,606,897
Security
Shares
Shares Value
Specialty Retail — 4.0%
Aaron's Co., Inc. (The) ............... 6,365 $ 100,694
Abercrombie & Fitch Co., Class A
(a)
....... 6,046 239,482
Academy Sports & Outdoors, Inc. ........ 7,933 474,314
American Eagle Outfitters, Inc. .......... 37,973 533,521
America's Car-Mart, Inc.
(a)
............. 1,209 144,016
Arhaus, Inc., Class A
(a)(b)
.............. 4,398 50,401
Arko Corp. ....................... 9,564 79,764
Asbury Automotive Group, Inc.
(a)
......... 4,438 1,001,213
AutoNation, Inc.
(a)
................... 6,486 1,044,116
Boot Barn Holdings, Inc.
(a)
............. 3,044 285,832
Buckle, Inc. (The) .................. 6,092 222,724
Caleres, Inc. ...................... 7,532 203,665
Camping World Holdings, Inc., Class A .... 4,140 132,604
Carvana Co., Class A
(a)
............... 20,675 950,016
Chico's FAS, Inc.
(a)(b)
................. 25,668 156,575
Designer Brands, Inc., Class A .......... 10,883 108,286
Foot Locker, Inc. ................... 16,395 440,534
Franchise Group, Inc. ................ 3,440 102,374
GameStop Corp., Class A
(a)(b)
........... 29,512 655,166
Gap, Inc. (The) .................... 43,880 451,964
Genesco, Inc.
(a)
.................... 2,543 71,738
Group 1 Automotive, Inc. .............. 2,928 756,976
Guess?, Inc. ...................... 6,282 131,859
Haverty Furniture Cos., Inc. ............ 2,767 98,505
Hibbett, Inc. ...................... 2,664 123,610
Leslie's, Inc.
(a)(b)
.................... 30,428 193,826
Lithia Motors, Inc. .................. 5,670 1,760,705
MarineMax, Inc.
(a)(b)
................. 4,546 183,340
Monro, Inc. ....................... 2,465 90,342
National Vision Holdings, Inc.
(a)
......... 8,742 189,089
ODP Corp. (The)
(a)
.................. 7,115 354,896
Overstock.com, Inc.
(a)
................ 6,414 233,919
Petco Health & Wellness Co., Inc.
(a)(b)
..... 16,657 135,921
Revolve Group, Inc., Class A
(a)
.......... 2,735 53,934
RH
(a)(b)
.......................... 1,345 522,089
Sally Beauty Holdings, Inc.
(a)
........... 22,253 266,368
Shoe Carnival, Inc. .................. 3,583 95,344
Signet Jewelers Ltd. ................. 9,330 750,972
Sleep Number Corp.
(a)
............... 4,627 128,122
Sonic Automotive, Inc., Class A ......... 3,291 157,606
Upbound Group, Inc. ................ 10,370 359,113
Urban Outfitters, Inc.
(a)
............... 12,361 449,570
Valvoline, Inc.
(b)
.................... 13,215 501,774
Victoria's Secret & Co.
(a)(b)
............. 16,209 332,122
Wayfair, Inc., Class A
(a)
............... 16,943 1,319,351
16,638,352
Technology Hardware, Storage & Peripherals — 0.5%
Avid Technology, Inc.
(a)
............... 3,995 95,241
Corsair Gaming, Inc.
(a)
............... 4,140 76,507
CPI Card Group, Inc.
(a)
............... 519 12,669
Super Micro Computer, Inc.
(a)
........... 4,115 1,359,061
Xerox Holdings Corp. ................ 23,423 374,299
1,917,777
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.
(a)
................ 25,935 957,261
Carter's, Inc. ...................... 7,720 579,077
Columbia Sportswear Co. ............. 2,507 197,075
Crocs, Inc.
(a)
...................... 3,998 433,183
G-III Apparel Group Ltd.
(a)
............. 8,447 174,938
Hanesbrands, Inc. .................. 71,827 378,528
Kontoor Brands, Inc. ................. 10,253 434,317
Levi Strauss & Co., Class A ............ 20,282 305,650
Movado Group, Inc. ................. 3,236 92,873

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc. ............... 1,973 $ 212,788
PVH Corp. ....................... 12,946 1,160,480
Ralph Lauren Corp., Class A ........... 8,440 1,108,425
Steven Madden Ltd. ................. 9,337 311,669
Under Armour, Inc., Class A
(a)
........... 38,871 313,300
Under Armour, Inc., Class C, NVS
(a)
...... 40,651 301,631
Wolverine World Wide, Inc. ............ 9,540 120,872
7,082,067
Tobacco — 0.2%
Turning Point Brands, Inc. ............. 1,780 42,453
Universal Corp. .................... 5,119 258,868
Vector Group Ltd. .................. 27,366 359,042
660,363
Trading Companies & Distributors — 2.4%
Air Lease Corp., Class A .............. 21,223 898,582
Alta Equipment Group, Inc., Class A ...... 2,107 34,028
Beacon Roofing Supply, Inc.
(a)
.......... 4,582 392,540
BlueLinx Holdings, Inc.
(a)(b)
............. 1,285 121,098
Boise Cascade Co. ................. 8,184 846,962
DXP Enterprises, Inc.
(a)
............... 1,550 58,869
FTAI Aviation Ltd. ................... 7,026 226,308
GATX Corp. ...................... 4,194 525,760
Global Industrial Co. ................. 1,462 41,667
GMS, Inc.
(a)
....................... 8,547 629,829
H&E Equipment Services, Inc. .......... 3,488 169,447
Herc Holdings, Inc. .................. 2,186 292,552
MRC Global, Inc.
(a)
.................. 17,398 196,423
MSC Industrial Direct Co., Inc., Class A .... 5,335 538,408
NOW, Inc.
(a)
...................... 22,244 253,359
Rush Enterprises, Inc., Class A ......... 4,298 277,995
Rush Enterprises, Inc., Class B ......... 865 59,434
Titan Machinery, Inc.
(a)
............... 2,411 76,959
Triton International Ltd. ............... 11,333 955,485
Univar Solutions, Inc.
(a)
............... 32,577 1,177,333
Veritiv Corp. ...................... 2,829 396,428
WESCO International, Inc. ............. 9,303 1,633,328
9,802,794
Water Utilities — 0.2%
American States Water Co. ............ 2,788 246,487
Artesian Resources Corp., Class A, NVS ... 773 35,218
California Water Service Group ......... 5,587 296,223
SJW Group ....................... 2,171 152,968
York Water Co. (The) ................ 1,090 45,050
775,946
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co. ..... 4,394 82,036
Telephone & Data Systems, Inc. ......... 20,419 163,760
United States Cellular Corp.
(a)
.......... 2,933 51,944
297,740
Total Long-Term Investments — 99.7%
(Cost: $389,690,503) ............................. 409,589,953
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(e)
............ 29,478,301 $ 29,484,197
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 432,227 432,227
Total Short-Term Securities — 7.3%
(Cost: $29,908,305) .............................. 29,916,424
Total Investments — 107.0%
(Cost: $419,598,808 ) ............................. 439,506,377
Liabilities in Excess of Other Assets — (7.0)% ............ (28,785,106)
Net Assets — 100.0% ..............................
$ 410,721,271
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 31,694,311 $ — $ (2,206,616)
(a)
$ (878) $ (2,620) $ 29,484,197 29,478,301 $ 166,468
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,090,401 — (658,174)
(a)
— — 432,227 432,227 8,590 —
$ (878) $ (2,620) $ 29,916,424 $ 175,058 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 5 09/15/23 $ 503 $ 9,866
S&P Midcap 400 E-Mini Index ................................................. 2 09/15/23 549 13,015
$ 22,881

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 409,589,953 $ — $ — $ 409,589,953
Short-Term Securities
Money Market Funds ...................................... 29,916,424 — — 29,916,424
$ 439,506,377 $ — $ — $ 439,506,377
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 22,881 $ — $ — $ 22,881
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust